Chase Vista
                            Select Growth and Income
                               Semi-annual report


                                 April 30, 1998
                                  (Unaudited)

                                Chase Vista Funds

                                CHAIRMAN'S LETTER


                                                                   June 10, 1998

Dear Shareholder,

We are pleased to present this semi-annual report for the Chase Vista Select Growth and Income Fund for the six-month period ended April 30, 1998.

Stocks Posted Solid Gains As the Economy Continued to Grow
The stock market recorded strong performance as the economy continued to grow at a healthy pace and inflation remained under control. Other factors that contributed to the market's investment results included low interest rates, good corporate earnings and solid cash flows into equity mutual funds.

Early in the period, the potential impact of the Asian economic crisis put pressure on U.S stocks. However, the U.S. economy continued to grow despite Asia's economic woes. In January, the stock market stalled again, as investors worried about the market's future prospects, however, equities bounced back again in February, as the Dow Jones industrial average plowed through the 9,000 and finished the period hovering near an all-time record level.

Bonds Posted Modest Gains As Interest Rates Stabilized
Bonds registered modest investment results in an environment that saw the U.S. economy strengthen but inflation continue to remain under control.

The period began with a worry about the impact of the Asian crisis on global economic growth. But when the shock of the Asian crisis subsided toward the end of 1997, investors re-focused their attention on the U.S. economy. Bonds performed well in January, despite the strongest Employment Cost Index (ECI) report in five years. In February, several reports that suggested the economy was overheating drove bond prices down. However, the market rebounded, and interest rates stayed in a relatively narrow range, thanks partly to two opposing forces: deflation concerns ignited by the Asian crisis and higher inflation concerns due to the U.S. economy's better-than-expected performance.

Overall, it was another strong period for those invested in the U.S. stock market. As always, all of us at Chase Vista encourage you to maintain your investing discipline in the months and years ahead.

Sincerely,


/s/ Fergus Reid
    -----------

Fergus Reid
Chairman

Chase Vista Select Growth and Income Fund
Statement of Assets and Liabilities  April 30,1998 (unaudited)




     ASSETS:
       Investments, at value (Note 1)                                                    $594,484,053
       Receivable for fund shares sold                                                      1,500,000
       Deferred organization costs                                                             23,217
                                                                                         ------------
         Total Assets...............................................................      596,007,270
                                                                                         ------------


     LIABILITIES:
       Organization cost payable                                                               23,217
       Accrued liabilities: (Note 2)
         Administration fees                                                                   48,905
         Other                                                                                108,663
                                                                                         ------------
         Total Liabilities..........................................................          180,785
                                                                                         ------------


     NET ASSETS:
       Paid in capital                                                                    531,249,718
       Accumulated undistributed net investment income (loss)                                 416,602
       Accumulated undistributed net realized gain (loss) on investment transactions        4,008,760
       Net unrealized appreciation of investments and futures                              60,151,405
                                                                                         ------------
     Net Assets.....................................................................     $595,826,485
                                                                                         ============


     Shares of beneficial interest outstanding
       ($.001 par value; unlimited number of shares authorized): ...................       12,646,130


     Net Asset Value
       (maximum offering price and redemption price per share)*.....................           $47.12



     * Net assets/shares outstanding.

                       See notes to financial statements.

Chase Vista Select Growth and Income Fund
Statement of Operations
For the period January 6, 1998* through April 30, 1998  (unaudited)




     INVESTMENT INCOME:
       Investment income from Portfolio                                                    $2,947,595
       Foreign taxes withheld                                                                 (11,453)
       Expenses from Portfolio                                                               (832,347)
                                                                                         ------------
         Total investment income....................................................        2,103,795
                                                                                         ------------

     EXPENSES: (Note 2)
       Administration fees                                                                    175,591
       Printing and postage                                                                     5,589
       Professional fees                                                                       27,749
       Registration costs                                                                      12,905
       Transfer agent fees                                                                     39,364
       Trustees fees and expenses                                                               5,267
       Other                                                                                   27,862
                                                                                         ------------
         Total expenses.............................................................          294,327
                                                                                         ------------

         Net investment income (loss)...............................................        1,809,468
                                                                                         ------------


     REALIZED AND UNREALIZED GAIN ON INVESTMENTS:


       Net realized gain on investments                                                     4,008,760
       Change in net unrealized appreciation on investments                                60,151,405
                                                                                         ------------
       Net realized and unrealized gain on investments                                     64,160,165
                                                                                         ------------

       Net increase in net assets from operations...................................      $65,969,633
                                                                                         ============


     * Commencement of operations of the Fund.

                       See notes to financial statements.

Chase Vista Select Growth and Income Fund
Statement of Changes in Net Assets
For the period January 6, 1998* through April 30, 1998  (unaudited)




     INCREASE IN NET ASSETS

     OPERATIONS:

       Net investment income                                                               $1,809,468
       Net realized gain on investments and futures transactions                            4,008,760
       Change in net unrealized appreciation on investments and futures                    60,151,405
                                                                                         ------------
         Increase  in net assets from operations....................................       65,969,633
                                                                                         ------------

     DISTRIBUTIONS TO SHAREHOLDERS FROM: (Note 1):
       Net investment income........................................................       (1,392,867)
                                                                                         ------------

       Increase from capital share transactions (Note 5)............................      531,249,719
                                                                                         ------------
         Total increase in net assets...............................................      595,826,485

     NET ASSETS:
       Beginning of period..........................................................          -
                                                                                         ------------
       End of period................................................................     $595,826,485
                                                                                         ============


     * Commencement of operations of the Fund.

                       See notes to financial statements.

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies - Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Effective March 16, 1998 the Vista Family of Mutual Funds changes its name to the Chase Vista Funds. Select Growth and Income Fund ("VSGI") or, the "Fund" is a separate series of the Trust.

Since inception, the Select Growth and Income Fund has utilized the Master Feeder structure. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 1998, VSGI owned 19.38 % of the net assets of the Growth and Income Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Financial Statements of the Fund.

The following is a summary of significant accounting policies followed by the
Funds:
The preparation of financial statements in accordance with generally acceptable accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of investments - Investments are recorded in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

B. Investment and income expenses - VSGI records daily its pro-rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. Organization Costs - Organization and initial registration costs incurred in connection with establishing the Fund have been deferred and are being amortized on a straight line basis over a sixty month period beginning at the commencement of operation of the Fund.

D. Federal Income Taxes - The Fund is treated as a separate taxable entity for Federal Income Tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provisions for Federal income tax or excise tax is necessary.

E. Distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income Tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

F. Expenses - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

Chase Vista Mutual Funds
Notes to Financial Statements      (unaudited)
--------------------------------------------------------------------------------

2. Fees and other transactions with affiliates.

A. Distribution and sub-administration fees - Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BYSIS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

B. Administration fee - Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from VSGI a fee computed at the annual rate equal to 0.05% of the Fund's average daily net assets.

C. Other - Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BYSIS.


3. Transactions in shares of beneficial interest

Transactions in shares of beneficial interest were as follows:


                                                Select Growth and Income Fund
                                                           1/06/98*
                                                           Through
Institutional Shares Class                                 4/30/98
                                        ----------------------------------------
                                                Amount                 Shares
Shares sold                                  $535,256,852            12,731,420
Shares issued in reinvestment
of distributions                                1,392,867                29,775
Shares redeemed                                (5,400,000)             (115,065)
                                        ----------------------------------------

Net increase (decrease) in
Trust shares outstanding                     $531,249,719            12,646,130
                                        ========================================


* Commencement of operations



4. Concentration of Shareholders

At April 30, 1998, all shares outstanding for the Fund are owned by the 401(k) Savings Plan of the Chase Manhattan Bank.

Chase Vista Select Growth and Income Fund
Financial Highlights
Throughout the period January 6, 1998  through April 30, 1998  (unaudited)




     PER SHARE OPERATING PERFORMANCE
     Net Asset Value, Beginning of Period...........................................           $42.00
                                                                                         ------------

     Income from Investment Operations:
       Net investment income........................................................            0.140
       Net Gains or Losses in Securities  (both realized and unrealized)............            5.090
                                                                                         ------------
         Total from Investment Operations...........................................            5.230
                                                                                         ------------

     Less Distributions:
       Dividends from Net Investment Income.........................................            0.110
       Distributions from Capital Gains.............................................            -
                                                                                         ------------
         Total Distributions........................................................            0.110
                                                                                         ------------

     Net Asset Value, End of Period.................................................           $47.12
                                                                                         ============

     Total Return (1)                                                                          12.45%

     Ratios/Supplemental Data:

       Net Assets, End of Period (000 omitted)......................................         $595,826
       Ratios to Average Net Assets:#
         Ratio of Expenses..........................................................            0.39%
         Ratio of Net Investment Income ............................................            0.65%
         Ratio of expenses without waivers and assumption of expenses...............            0.40%
         Ratio of net investment income without waivers and assumption of expenses..            0.65%

     *  Commencement of operations.
     # Short periods have been annualized

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited)

Shares       Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- 96.1%
----------------------------------------------------------------------
            Common Stock -- 92.0%
            ---------------------
            Agricultural Production/Services -- 1.5%
  400,000    Case Corp.                                $25,425,000
  338,000    Deere & Co.                                19,751,875
                                                       -----------
                                                        45,176,875
                                                       -----------
            Automotive -- 2.1%
  600,000    Ford Motor Co.                             27,487,500
  245,000    General Motors                             16,506,875
  376,000    Lear Corp.*                                20,139,500
                                                       -----------
                                                        64,133,875
                                                       -----------
            Banking -- 4.6%
  300,000    BankAmerica Corp.                          25,500,000
  225,000    Comerica, Inc.                             15,060,938
  500,000    National City Corp.                        34,625,000
  225,000    NationsBank Corp.                          17,043,750
  300,000    Norwest Corp.                              11,906,250
  330,000    Southtrust Corp.                           14,086,875
  175,000    U.S. Bancorp                               22,225,000
                                                       -----------
                                                       140,447,813
                                                       -----------
            Broadcasting/Cable Television -- 2.3%
  600,000    CBS Corp.                                  21,375,000
  700,000    Comast Corp., Special Class A              25,068,750
  772,241    Tele-Communications, TCI Group,
             Class A*                                   24,904,772
                                                       -----------
                                                        71,348,522
                                                       -----------
            Chemicals -- 3.3%
  500,000    Crompton & Knowles Corporation             14,968,750
  505,000    Dow Chemical Co.                           48,827,188
  700,000    Morton International, Inc.                 22,400,000
  145,000    Rohm & Haas Co.                            15,632,813
                                                       -----------
                                                       101,828,751
                                                       -----------
            Computer Software -- 3.1%
  350,000    Autodesk, Inc.                             16,450,000
1,042,000    Computer Associates International          61,022,125
  550,100    Symantec Corp.*                            15,952,900
                                                       -----------
                                                        93,425,025
                                                       -----------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
            Computers/Computer Hardware -- 6.1%
  700,000    Bay Networks, Inc.*                       $16,406,250
1,481,500    EMC Corp.*                                 68,334,181
  300,000    Gateway 2000 Inc.*                         17,606,250
1,000,000    Quantum Corp.*                             23,500,000
  400,000    Storage Technology Corp.*                  33,775,000
  700,000    Sun Microsystems, Inc.*                    28,831,250
                                                       -----------
                                                       188,452,931
                                                       -----------
            Consumer Products -- 1.3%
1,100,000    Philip Morris Companies, Inc.              41,043,750
                                                       -----------
            Diversified -- 1.3%
1,370,000    Canadian Pacific, Ltd.                     40,329,375
                                                       -----------
            Electronics/Electrical Equipment -- 1.9%
  500,000    Linear Technology Corp.                    40,250,000
  300,000    Texas Instruments                          19,218,750
                                                       -----------
                                                        59,468,750
                                                       -----------
            Entertainment/Leisure -- 3.0%
  400,000    Carnival Corp., Class A                    27,825,000
  549,700    GTECH Holdings Corp.                       19,720,488
  300,000    Time Warner, Inc.                          23,550,000
  384,500    Viacom, Inc. Class B*                      22,301,000
                                                       -----------
                                                        93,396,488
                                                       -----------
            Environmental Services -- 0.6%
  650,000    Allied Waste Industries, Inc.*             17,875,000
                                                       -----------
            Financial Services -- 2.6%
  328,625    Associates First Capital Corp.             24,564,719
  200,000    Beneficial Corporation                     26,075,000
  375,000    Morgan Stanley, Dean Witter,
             Discover and Co.                           29,578,125
                                                       -----------
                                                        80,217,844
                                                       -----------
            Food/Beverage Products -- 3.2%
1,000,000    PepsiCo., Inc.                             39,687,500
  550,000    Quaker Oats Co.                            28,600,000
  400,000    Unilever NV, ADR                           29,850,000
                                                       -----------
                                                        98,137,500
                                                       -----------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                    Value
----------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------
            Health Care/Health Care Services -- 6.9%
  175,000    Becton, Dickinson & Co.                   $12,184,375
  601,000    Columbia/HCA Healthcare Corp.              19,795,438
  250,000    Guidant Corp.                              16,718,750
  480,000    Foundation Health Systems, Inc.*           13,890,000
1,900,000    HEALTHSOUTH Corp.*                         57,356,250
  500,000    Integrated Health Services, Inc.           19,281,250
  514,500    Tenet Healthcare Corp.*                    19,261,594
  400,000    Travelers, Inc.                            24,475,000
  250,000    United Healthcare Corp.                    17,562,500
  150,000    Wellpoint Health Networks, Inc.            10,818,750
                                                       -----------
                                                       211,343,907
                                                       -----------
            Insurance -- 4.3%
  720,000    ACE, Ltd.#                                 27,270,000
  400,000    Allstate Corp.                             38,500,000
  225,000    Exel Ltd. (Bermuda )                       16,804,688
  250,000    MGIC Investment Corp.                      15,750,000
  350,000    NAC Re Corp.                               17,500,000
  325,000    Reliastar Financial Corp.                  14,828,125
                                                       -----------
                                                       130,652,813
                                                       -----------
            Manufacturing -- 3.3%
  241,000    Honeywell, Inc.                            22,443,125
  762,500    Ingersoll-Rand Co.                         35,122,656
  440,000    Johnson Controls                           26,125,000
  410,000    Parker Hannifin Corp.                      18,296,250
                                                       -----------
                                                       101,987,031
                                                       -----------
            Metals/Mining -- 1.6%
  550,000    Newmont Mining Corp.                       17,703,125
  250,000    Reynolds Metals Company                    16,500,000
  275,000    RIO Tinto PLC (United Kingdom)             16,018,750
                                                       -----------
                                                        50,221,875
                                                       -----------
            Office Equipment -- 1.7%
  450,000    Xerox Corp.                                51,075,000
                                                       -----------
            Oil & Gas -- 7.2%
  790,000    Apache Corp.                               27,946,250
  403,100    Coastal Corp.                              28,796,456
  850,000    El Paso Natural Gas Co.                    31,396,875

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                          Value
----------------------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------------------
   520,000   Mobil Corp.                                     $41,080,000
   717,900   Texaco, Inc.                                     44,150,850
   590,000   Tosco Corp.                                      21,018,750
   759,900   USX-Marathon Group                               27,213,919
                                                             -----------
                                                             221,603,100
                                                             -----------
            Oil Service -- 3.2%
   420,000   Cooper Cameron Corporation                       27,903,750
   475,000   Dresser Industries, Inc.                         25,115,625
   825,000   McDermott International, Inc.*                   34,134,375
   139,300   Western Atlas, Inc.                              11,004,700
                                                             -----------
                                                              98,158,450
                                                             -----------
            Packaging -- 1.1%
   200,000   Ball Corp.                                        7,725,000
   599,900   Owens-Illinois, Inc.*                            23,733,544
                                                             -----------
                                                              31,458,544
                                                             -----------
            Paper/Forest Products -- 1.1%
   850,000   Willamette Industries, Inc.                      32,990,625
                                                             -----------
            Pharmaceuticals -- 3.7%
   243,000   Bristol-Myers Squibb Co.                         25,727,625
   708,000   Pharmacia & Upjohn, Inc.                         29,780,250
   400,000   Schering-Plough Corp.                            32,050,000
   450,000   SmithKline Beecham PLC, ADR
             (United Kingdom)                                 26,803,125
                                                             -----------
                                                             114,361,000
                                                             -----------
            Printing & Publishing -- 1.9%
   650,000   Dun & Bradstreet Corp.                           23,075,000
   510,000   New York Times Company, Class A                  36,178,125
                                                             -----------
                                                              59,253,125
                                                             -----------
            Real Estate Investment Trust -- 2.9%
   307,000   Arden Realty Group, Inc.                          8,615,188
   211,400   Boston Properties, Inc.*                          6,989,413
   655,800   Duke Realty Investments, Inc.                    15,616,238
   685,173   Equity Office Properties Trust                   19,484,607
   330,000   Equity Residential Properties Trust              16,211,250
   488,700   Public Storage, Inc.                             15,027,525
   574,100   Security Capital US Realty, ADR
             (Luxembourg)                                      7,520,710
                                                             -----------
                                                              89,464,931
                                                             -----------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                               Value
-------------------------------------------------------------------
Long-Term Investments -- (continued)
-------------------------------------------------------------------
            Restaurants/Food Services -- 0.7%
850,000      Wendy's International, Inc.          $  20,453,125
                                                  -------------
            Retailing -- 7.7%
825,000      American Stores Co.                     19,800,000
394,200      CVS Corp.                               29,072,250
441,000      Dayton-Hudson Corp.                     38,504,813
575,000      Federated Department Stores*            28,282,813
933,900      Kroger Co.*                             39,107,063
850,000      Office Depot, Inc.*                     28,156,250
500,000      Neiman-Marcus Group, Inc.               18,343,750
900,000      Safeway, Inc.*                          34,425,000
                                                  -------------
                                                    235,691,939
                                                  -------------
            Telecommunications -- 4.9%
300,000      AT&T Corp.                              18,018,750
350,000      Bell Atlantic Corp.                     32,746,875
550,000      BellSouth Corp.                         35,303,125
368,500      Sprint Corp.                            25,173,156
882,500      WorldCom, Inc.*                         37,754,409
                                                  -------------
                                                    148,996,315
                                                  -------------
            Electric Utilities -- 2.9%
600,000      FPL Group Inc.                          37,237,500
500,000      GPU, Inc.                               19,812,500
750,000      Pinnacle West Capital Corp.             33,187,500
                                                  -------------
                                                     90,237,500
                                                  -------------
            Total Common Stock                    2,823,231,779
            (Cost $2,096,726,623)                 -------------

            Preferred Stock -- 1.7%
            -----------------------
            Financial Services -- 0.8%
100,000      Fleetwood Capital Trust, 6%#             5,703,100
143,000      Suiza Capital Trust, 5.5%#               7,030,452
165,000      Sun Financing Inc.7%#                    4,125,000
150,000      Union Pacific Capital Trust, 6.25%       7,862,100
                                                  -------------
                                                     24,720,652
                                                  -------------
            Manufacturing -- 0.2%
240,000      Ingersoll-Rand Co. 6.75%#                5,880,000
                                                  -------------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares              Issuer                                     Value
------------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------------
                   Telecommunications -- 0.7%
     50,000         AirTouch Communications, 4.25%             $ 3,840,625
    100,000         Viacom International
                    (TCI Pacific), 5%                           18,250,000
                                                               -----------
                                                                22,090,625
                                                               -----------
                   Total Preferred Stock                        52,691,277
                   (Cost $42,781,502)                          -----------

                   Warrants -- 0.0%
                   ----------------
                   Real Estate Investment Trust -- 0.0%
     15,742         Security Capital Group, Ser. B,*
                    09/18/98                                        44,274
                                                               -----------
     Principal
      Amount
       (USD)
                   Convertible Corporate Notes & Bonds -- 2.4%
                   -------------------------------------------
                   Biotechnology -- 0.2%
 $4,000,000         Centocor Inc. 4.75%, 02/15/1905              4,360,000
                                                               -----------
                   Computers/Computer Hardware -- 0.2%
  3,600,000         EMC Corp.,# 3.25%, 03/15/1902                7,630,956
                                                               -----------
                   Electronics/ Electrical Equipment -- 0.4%
  2,000,000         National Grid Company PLC
                    (United Kingdom) 4.25%,
                    02/17/1908                                   3,629,325
  7,000,000         Xilinx, Inc. 5.25%, 11/01/1902               7,481,950
                                                               -----------
                                                                11,111,275
                                                               -----------
                   Financial Services -- 0.2%
  6,600,000         South African Pulp & Paper
                    Industries, BVI Finance Ltd.
                    7.50%, 08/01/1902                            6,048,240
                                                               -----------
                   Health Care/Health Care Services -- 0.6%
  5,000,000         Atria Communities, Inc.# 5.00%,
                    10/15/1902                                   4,981,250
  6,000,000         Concentra Managed Care, Inc.
                    4.50%, 03/15/1903                            6,000,960
  5,000,000         Res Care Inc.,# 6.00%, 12/01/1904            7,200,000
                                                               -----------
                                                                18,182,210
                                                               -----------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

  Principal
   Amount
    (USD)    Issuer                            Value
----------------------------------------------------------------
Long-Term Investments -- (continued)
----------------------------------------------------------------
            Media/Advertising -- 0.3%
$8,000,000   Clear Channel Communications,
             Inc. 2.63%, 04/01/1903            $   7,950,000
                                               -------------
            Retailing -- 0.2%
 4,000,000   Federated Department Stores*
             5.00% 10/01/1903                      5,937,880
                                               -------------
            Telecommunications -- 0.1%
 3,500,000   Tel-Save Holdings Inc.# 4.50%,
             09/15/1902                            3,603,915
                                               -------------
            Utilities -- 0.2%
   102,000   Houston Industries, Inc., 7.00%,
             07/01/1900                            7,076,250
                                               -------------
            Total Convertible Corporate           71,900,726
                                               -------------
            Notes & Bonds
            (Cost $56,698,825)
            Total Long-Term Investments        2,947,868,056
            (Cost $2,196,206,950)
----------------------------------------------------------------
Short-Term Investments -- 4.2%
----------------------------------------------------------------
            Commercial Paper -- 2.6%
            ------------------------
20,000,000   American Express Co., 5.50%,
             05/27/1998                           19,920,556
20,000,000   Associates Corporation, 5.49%,
             06/01/1998                           19,905,450
20,000,000   Ford Motor Credit Company,
             5.50%, 05/28/1998                    19,917,500
20,000,000   General Electric Capital Corp.,
             5.50%, 05/14/1998                    19,960,278
                                               -------------
            Total Commercial Paper                79,703,784
            (Cost $79,703,784)                 -------------

            Time Deposit -- 1.6%
            --------------------
             Deutsche Bank, AG
48,700,000   (Germany) 5.53%, 05/01/98           48,707,483
            (Cost $48,707,483)
----------------------------------------------------------------
Short-Term Investments -- (continued)
----------------------------------------------------------------

                       See notes to financial statements.

Growth and Income Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

 Principal
  Amount
   (USD)   Issuer                         Value
-----------------------------------------------------------
           Total Short-Term Investments   $  128,411,267
           (Cost $128,411,267)
-----------------------------------------------------------
           Total Investments -- 100.3%    $3,076,279,323
           (Cost $2,324,618,217)
-----------------------------------------------------------

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1998 (unaudited)

Shares       Issuer                                      Value
-------------------------------------------------------------------------
Long-Term Investments -- 95.7%
-------------------------------------------------------------------------
            Common Stock -- 95.7%
            ---------------------
             Aerospace -- 4.1%
  517,500    Precision Castparts Corp.                   $ 32,149,688
  437,500    Sundstrand Corp.                              30,214,844
                                                         ------------
                                                           62,364,532
                                                         ------------
            Agricultural Production / Services -- 0.6%
  153,500    Case Corp.                                     9,756,844
                                                         ------------
            Airlines -- 0.5%
  124,000    Continental Airlines, Inc., Class B*           7,300,500
                                                         ------------
            Automotive -- 2.8%
  500,000    Lear Corp.*                                   26,781,250
  300,000    Tower Automotive, Inc.                        15,993,750
                                                         ------------
                                                           42,775,000
                                                         ------------
            Banking -- 4.2%
  250,000    Cullen/Frost Bankers, Inc.                    14,625,000
  315,000    Southtrust Corp.                              13,446,563
  310,640    TCF Financial Corp.                           10,115,215
  527,000    Zions Bancorporation                          26,942,875
                                                         ------------
                                                           65,129,653
                                                         ------------
            Biotechnology -- 0.3%
  250,000    Respironics, Inc.                              4,171,875
                                                         ------------
            Broadcasting -- 5.1%
  700,000    Comast Corp., Special Class A                 25,068,750
  600,000    Groupe AB, SA ADR (France)                     3,562,500
1,125,000    Tele-Communications, Inc., Liberty
             Media Group, Class A*                         37,335,938
  200,000    TCA Cable TV, Inc.                            12,350,000
                                                         ------------
                                                           78,317,188
                                                         ------------
            Business Services -- 7.1%
  505,000    American Business Information, Inc.            7,196,250
  375,000    CDI Corp.*                                    14,507,813
  150,000    CORT Business Services Corp.                   5,990,625
  100,000    Fiserv, Inc.                                   6,537,500
1,000,000    GTECH Holdings Corp.*                         35,875,000
  900,000    Interim Services, Inc.                        29,362,500
   57,800    ITT Educational Services, Inc.*                1,708,713

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares     Issuer                                    Value
--------------------------------------------------------------------
Long-Term Investments -- (continued)
--------------------------------------------------------------------
200,000    Sungard Data Systems, Inc.                $ 7,125,000
                                                     -----------
                                                     108,303,401
                                                     -----------
          Chemicals -- 3.0%
200,000    Crompton & Knowles Corporation              5,987,500
435,000    Cytec Industries, Inc.*                    23,816,250
145,000    Engelhard Corporation                       3,063,125
 75,000    Rohm & Knowles Corporation                  8,085,938
158,000    The Carbide/Graphite Group, Inc.*           5,095,500
                                                     -----------
                                                      46,048,313
                                                     -----------
          Computer Software -- 2.4%
652,400    American Business Information, Inc.*        8,807,400
734,000    American Management Systems, Inc.          21,240,125
150,000    Autodesk, Inc.                              7,050,000
                                                     -----------
                                                      37,097,525
                                                     -----------
          Computers/Computer Hardware -- 6.8%
475,000    Bay Networks, Inc.*                        11,132,813
700,000    EMC Corp.*                                 32,287,500
250,000    Lexmark International Group, Inc.
           (Germany)                                  14,468,750
350,000    Quantum Corp.*                              8,225,000
375,000    Solectron Corp.*                           16,617,188
250,000    Storage Technology Corp.*                  21,109,375
                                                     -----------
                                                     103,840,626
                                                     -----------
          Electronics/Electrical Equipment -- 2.7%
200,000    Linear Technology Corp.                    16,100,000
225,000    MRV Communications Inc.                     6,046,875
238,000    Teleflex, Inc.                             10,115,000
250,000    Teradyne Inc.*                              9,125,000
                                                     -----------
                                                      41,386,875
                                                     -----------
          Entertainment/Leisure -- 1.1%
250,000    Carnival Corp., Class A                    17,390,625
                                                     -----------
          Financial Services -- 4.2%
300,000    Bear Stearns Companies, Inc.               17,118,750
100,000    Beneficial Corporation                     13,037,500
 38,000    Donaldson Lufkin & Jenrette*                3,602,875
300,000    Finova Group, Inc.                         17,568,750
 99,500    The PMI Group, Inc.*                        8,084,375
                                                     -----------
                                                      59,412,250
                                                     -----------

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares     Issuer                                     Value
---------------------------------------------------------------------
Long-Term Investments -- (continued)
---------------------------------------------------------------------
          Health Care/Health Care Services -- 12.2%
 250,000   Concentra Managed Care, Inc.*              $ 7,781,250
 433,000   Foundation Health Systems, Inc.*            12,529,938
 351,000   Health Care & Retirement Corp.*             14,303,250
 798,500   HEALTHSOUTH Corp.*                          24,104,719
 200,000   Integrated Health Services, Inc.             7,712,500
 150,000   Lincare Holdings, Inc.*                     12,168,750
 990,000   Tenet Healthcare Corp.*                     37,063,125
 150,000   Total Renal Care Holdings Company            4,968,750
 300,000   Trigon Healthcare, Inc.*                     9,112,500
 419,000   Universal Health Services, Inc.,
           Class B*                                    24,118,688
 450,000   Wellpoint Health Networks, Inc.             32,456,250
                                                      -----------
                                                      186,319,720
                                                      -----------
          Insurance -- 8.6%
 485,000   ACE, Ltd.#                                  18,369,375
 142,000   CMAC Investment Corp.                        9,167,875
 190,000   Exel Ltd. (Bermuda)                         14,190,625
 200,000   MGIC Investment Corp.                       12,600,000
 300,000   Nationwide Financial Services, Inc.,
           Class A                                     13,012,500
 950,000   Reliance Group Holdings, Inc.               16,446,875
 300,000   Reliastar Financial Corp.                   13,687,500
 374,250   SunAmerica, Inc.                            18,689,109
 195,000   Transatlantic Holdings, Inc.                14,978,438
                                                      -----------
                                                      131,142,297
                                                      -----------
          Machinery & Engineering Equipment -- 2.1%
 400,000   Applied Power, Inc., Class A                14,950,000
 250,000   Cooper Cameron Corporation                  16,609,375
                                                      -----------
                                                       31,559,375
                                                      -----------
          Manufacturing -- 4.9%
 229,000   Dexter Corp.                                 9,460,563
 170,000   Johnson Controls                            10,093,750
 250,000   Kennametal Inc.                             13,328,125
 100,000   Parker Hannifin Corp.                        4,462,500
 297,500   Pentair, Inc.                               12,866,875
 700,000   United Dominion Industries, Ltd.            23,931,250
                                                      -----------
                                                       74,143,063
                                                      -----------

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares       Issuer                                          Value
-----------------------------------------------------------------------------
Long-Term Investments -- (continued)
-----------------------------------------------------------------------------
            Media/Advertising -- 0.9%
  300,000    Omnicom Group, Inc.                             $ 14,212,500
                                                             ------------
            Office/Business Equipment -- 1.3%
  600,000    Office Depot, Inc.*                               19,875,000
                                                             ------------
            Oil & Gas -- 3.4%
  225,000    Camco International, Inc.                         15,271,875
  400,000    ENSCO International Inc.                          11,300,000
  250,000    Smith International*                              14,687,500
  300,000    Tosco Corp.                                       10,687,500
                                                             ------------
                                                               51,946,875
                                                             ------------
            Packaging -- 1.0%
  400,100    Owens-Illinois, Inc.*                             15,828,956
                                                             ------------
            Pharmaceuticals -- 0.2%
  227,094    PharMerica, Inc.                                   3,150,929
                                                             ------------
            Printing & Publishing -- 0.8%
  400,000    World Color Press, Inc.                           12,800,000
                                                             ------------
            Real Estate Investment Trust -- 3.9%
  250,000    Beacon Capital Partners#*                          5,125,000
  208,900    Brandywine Realty Trust                            4,752,475
  190,000    Duke Realty Investments, Inc.                      4,524,375
  393,764    Equity Office Properties Trust                    11,197,664
  200,000    Equity Residential Properties Trust                9,825,000
  400,000    Public Storage, Inc.                              12,300,000
  320,000    Security Capital US Realty, ADR
                 (Luxembourg)                                   4,192,000
  140,000    Starwood Lodging Trust                             7,026,250
                                                             ------------
                                                               58,942,764
                                                             ------------
            Restaurants/Food Service -- 1.0%
1,000,000    Darden Restaurants, Inc.                          16,000,000
                                                             ------------
            Retailing -- 6.1%
  450,000    BJ Services Co.                                   16,875,000
  170,000    CVS Corp.                                         12,537,500
  299,000    Intimate Brands, Inc.                              8,671,000
  300,000    Kroger Co.*                                       12,562,500
  500,000    Neiman-Marcus Group, Inc.                         18,343,750
  150,000    Proffitt's, Inc.*                                  5,962,500
  425,000    TJX Companies, Inc.                               18,806,250
                                                             ------------
                                                               93,758,500
                                                             ------------

                       See notes to financial statements.

Capital Growth Portfolio
Portfolio of Investments April 30, 1998 (unaudited) (continued)

Shares           Issuer                                Value
------------------------------------------------------------------------
Long-Term Investments -- (continued)
------------------------------------------------------------------------
                Telecommunications -- 0.9%
   510,000       Aspect Telecommunications Corp.*      $   14,662,500
                                                       --------------
                Textiles -- 0.4%
   124,500       Liz Claiborne, Inc.                        6,123,844
                                                       --------------
                Utilities -- 2.2%
   375,000       CMS Energy Corp.                          16,382,813
   400,000       Pinnacle West Capital Corp.               17,700,000
                                                       --------------
                                                           34,082,813
                                                       --------------
                Waste Management -- 0.9%
   105,000       Allied Waste Industries, Inc.*             2,887,500
   215,000       U.S.A. Waste Services, Inc.               10,548,438
                                                       --------------
                                                           13,435,938
                                                       --------------
                Total Common Stock                      1,461,280,281
                (Cost $1,015,619,439)                  --------------

   Principal
     Amount
      (USD)
                U.S. Government Obligations -- 0.0%
                -----------------------------------
$  565,000      U.S. Treasury Note, 6.875%, 5/15/06           605,249
                                                       --------------
                (Cost $569,588)
                Total Long-Term Investments             1,461,885,530
                (Cost $1,016,189,027)
------------------------------------------------------------------------
Short-Term Investments -- 3.2%
------------------------------------------------------------------------
                Time Deposit -- 3.2%
                --------------------
                Deutsche Bank, AG
48,898,512       (Germany)                                 48,898,512
                (Cost $48,898,512)
------------------------------------------------------------------------
                Total Investments -- 98.9%             $1,510,784,042
                (Cost $1,065,087,539)
------------------------------------------------------------------------

Index

* -- Non income producing security.

# -- Security may only be sold to qualified institutional buyers.

ADR -- American Depository Receipt.

                       See notes to financial statements.

Statement of Assets and Liabilities April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                              Growth and           Capital
                                                                Income              Growth
                                                              Portfolio           Portfolio
                                                          -----------------   -----------------
ASSETS:
  Investment securities, at value (Note 1) ............   $3,076,279,323      $1,510,784,042
  Cash ................................................           98,486                 979
  Receivables:
   Investment securities sold .........................        1,427,953          21,053,092
   Interest and dividends .............................        3,304,496             511,250
  Other assets ........................................           30,280              43,706
                                                          --------------      --------------
    Total assets ......................................    3,081,140,538       1,532,393,069
                                                          --------------      --------------
LIABILITIES:
  Payable for investment securities purchased .........       12,289,740           4,520,370
  Accrued liabilities: (Note 2) .......................
   Administration fees ................................          126,399              62,555
   Investment advisory fees ...........................        1,010,193             500,436
   Custodian ..........................................           37,873              10,341
   Other ..............................................          212,663             214,733
                                                          --------------      --------------
    Total Liabilities .................................       13,676,868           5,308,435
                                                          --------------      --------------
NET ASSETS APPLICABLE TO INVESTORS'
 BENEFICIAL INTERESTS .................................   $3,067,463,670      $1,527,084,634
                                                          ==============      ==============
  Cost of Investments .................................   $2,324,618,217      $1,065,087,539
                                                          ==============      ==============

                       See notes to financial statements.

Statement of Operations For the six months ended April 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                            Growth and          Capital
                                                              Income             Growth
                                                             Portfolio         Portfolio
                                                         ----------------   ---------------
INVESTMENT INCOME:
  Dividend ...........................................    $ 18,631,084       $  5,081,504
  Interest ...........................................       5,786,647          1,751,692
  Foreign taxes withheld .............................        (160,832)           (14,645)
                                                          ------------       ------------
    Total investment income ..........................      24,256,899          6,818,551
                                                          ------------       ------------
EXPENSES: (Note 2) ...................................
  Investment Advisory fees ...........................       5,634,963          2,794,333
  Administration fees ................................         704,370            349,292
  Custodian fees .....................................          84,525             48,901
  Professional fees ..................................          59,507             59,506
  Trustees fees and expenses .........................          28,175             13,971
  Other ..............................................         109,542             87,197
                                                          ------------       ------------
    Total expenses ...................................       6,621,082          3,353,200
                                                          ------------       ------------
  Net investment income ..............................      17,635,817          3,465,351
                                                          ------------       ------------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS:
  Net realized gain on investments ...................     319,985,046        132,875,936
  Change in net unrealized appreciation on
   Investments .......................................     141,787,039        121,636,779
                                                          ------------       ------------
  Net realized and unrealized gain on investments.....     461,772,085        254,512,715
                                                          ------------       ------------
  Net increase in net assets from operations .........    $479,407,902       $257,978,066
                                                          ============       ============

                       See notes to financial statements.

    Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------

                                                                                           Growth and
                                                                                             Income
                                                                                            Portfolio
                                                                               -----------------------------------
                                                                                    11/01/97          For the
                                                                                    Through          Year Ended
                                                                                    04/30/98          10/31/97
                                                                               ----------------- -----------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income .......................................................  $   17,635,817    $   39,881,845
 Net realized gain on investments ............................................     319,985,046       365,628,734
 Change in net unrealized appreciation on investments ........................     141,787,039       231,319,779
                                                                                --------------    --------------
 Increase in net assets from operations ......................................     479,407,902       636,830,358
                                                                                --------------    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Contributions ...............................................................     789,065,900       788,831,006
 Withdrawals .................................................................    (864,320,558)     (854,698,879)
                                                                                --------------    --------------
 Net increase (decrease) from transactions in investors' beneficial interests      (75,254,658)      (65,867,873)
                                                                                --------------    --------------
 Net increase in net assets ..................................................     404,153,244       570,962,485
NET ASSETS:
 Beginning of period .........................................................   2,663,310,426     2,092,347,941
                                                                                --------------    --------------
 End of period ...............................................................  $3,067,463,670    $2,663,310,426
                                                                                ==============    ==============

                                                                                              Capital
                                                                                              Growth
                                                                                             Portfolio
                                                                               -------------------------------------
                                                                                    11/01/97           For the
                                                                                    Through           Year Ended
                                                                                    04/30/98           10/31/97
                                                                               ----------------- -------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
 Net investment income .......................................................  $    3,465,351    $       9,583,314
 Net realized gain on investments ............................................     132,875,936          141,951,607
 Change in net unrealized appreciation on investments ........................     121,636,779          146,677,178
                                                                                --------------    -----------------
 Increase in net assets from operations ......................................     257,978,066          298,212,099
                                                                                --------------    -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
 Contributions ...............................................................     316,131,204          936,937,099
 Withdrawals .................................................................    (362,497,483)      (1,009,808,684)
                                                                                --------------    -----------------
 Net increase (decrease) from transactions in investors' beneficial interests      (46,366,279)         (72,871,585)
                                                                                --------------    -----------------
 Net increase in net assets ..................................................     211,611,787          225,340,514
NET ASSETS:
 Beginning of period .........................................................   1,315,472,847        1,090,132,333
                                                                                --------------    -----------------
 End of period ...............................................................  $1,527,084,634    $   1,315,472,847
                                                                                ==============    =================

                        See notes to financial statements

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios. The GIP and the CGP commenced operations on November 19, 1993.

The following is a summary of significant accounting policies followed by the
Portfolios:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trusts' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

   C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The GIP invested a portion of its liquid assets in long stock index futures contracts to more fully participate in the market. Use of long futures contracts subject the Portfolio to risk of loss up to the amount of the value of the contract.

   The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

   As of April 30, 1998, the Portfolios had no outstanding futures contracts.

   D. Written options -- When a Portfolio writes an option on a futures contract, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as an asset and corresponding liability. The amount

--------------------------------------------------------------------------------

   of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Portfolio realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

   The GIP writes options on stock index securities futures. These options are settled for cash and subject the Portfolio to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Portfolio, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

   As of April 30, 1998 the Portfolios had no outstanding written options.

   E. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   F. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Portfolios have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Portfolio.

   G. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

   H. Expenses -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

   The fee is computed daily and paid monthly at an annual rate equal to 0.40% of the Portfolios' average daily net assets.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

   B. Custodial fees -- Chase, as Custodian provides safekeeping services for the Portfolios' securities. Compensation for such services are presented in the Statement of Operations as custodian fees.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these

--------------------------------------------------------------------------------

   services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.

3. Investment Transactions -- For the six months ended April 30, 1998, purchases and sales of investments (excluding short-term investments) were as follows:

                                                         GIP                CGP
                                                  -----------------   ---------------
Purchases (excluding U.S. Government) .........   $1,446,015,527      $535,101,869
Sales (excluding U.S. Government) .............    1,145,159,909       448,186,593
Sales of U.S. Government ......................       60,980,313                --

The portfolio turnover rates of GIP and CGP for the year ended were 44% and 33% respectively.

4. Retirement Plan -- The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 1998, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows:

                               Accrued
                  Pension      Pension
                 Expenses     Liability
                ----------   ----------
GIP .........   $11,966      $80,296
CGP .........     5,894       39,159


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